Shareholder's equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Shareholder's equity
Note 14. Shareholders’ equity
As mentioned in Note 1, the equity structure has been restated in all the comparative periods up to the Closing Date to reflect the number of shares of the Company’s Class A common stock, $0.0001 par value per share, issued to Legacy Cyxtera’s shareholder in connection with the Business Combination. Accordingly, the shares and corresponding capital amounts and earnings per share prior to the Business Combination have been retroactively restated as of January 1, 2020, to 115,745,455 shares, as shown in the consolidated statements of changes in shareholders’ equity. The Company’s authorized shares capital consists of 510,000,000 shares of capital stock, of which 500,000,000 are designated as Class A common stock, and 10,000,000 are designated as preferred stock. As of December 31, 2020, Legacy Cyxtera had 115,745,455 shares of Class A common stock issued and outstanding, which shares were owned by SIS. On February 19, 2021, Cyxtera redeemed, cancelled and retired 9,645,455 shares of its common stock, par value $0.0001, prior to the Business Combination, held by SIS, in exchange for the payment of $97.9 million by the Company to SIS. In December 2021, 840,456 Public Warrants were exercised in accordance with the terms of the Warrant Agreement, resulting in the issuance of 228,450 shares of Class A common stock. As of December 31, 2021, the Company had 166,207,190 shares of Class A common stock issued and outstanding, of which 64%
was beneficially
 owned by SIS. As of December 31, 2021
, and
 2020, there were no shares of preferred stock issued or outstanding.
During the year ended December 31, 2021, SIS made a capital contribution of
 $5.2
million to fund a Business Combination transaction bonus that was paid to current and former employees and directors of Legacy Cyxtera. The transaction bonus of
$5.2 million is included within transaction-related costs in the consolidated statements of operations for the year ended December 31, 2021.